UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

Date of Report (Date of earliest event reported): February 14, 2012

NAME

MID-STATE CAPITAL, LLC

NONE	0001273975
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Stuart D. Boyd

(813) 421-7605

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosure of Mid-State Capital, LLC (the “Securitizer”) required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information

Exhibits

99.1	Table of all assets securitized by the Securitizer that were subject to a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by the Securitizer during the Initial Period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Stuart D. Boyd
Name:	Stuart D. Boyd
Title:	General Counsel

Date: January 14, 2012